Commitments and Contingencies - Future Minimum Commitments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Year 2022			$ 4,809
Year 2023			4,909
Year 2024			3,729
Total lease commitments			13,447
Less: imputed interest			(885)
Operating lease liabilities			12,562
Cash paid for operating leases	$ 1,200	$ 1,200	4,600	$ 5,200
Total operating lease expense	$ 1,000	$ 1,000	4,000	$ 4,700
ROU asset impairment			$ 393